UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1810

                            Oppenheimer Global Fund
                            -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
-------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.9%
-------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG, Preferred                                                                   89,570     $    67,131,807
-------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                   2,618,000          93,710,756
                                                                                                   ----------------
                                                                                                       160,842,563
-------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Carnival Corp.                                                                       1,000,000          54,550,000
-------------------------------------------------------------------------------------------------------------------
International Game Technology                                                        2,966,000          83,492,900
-------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                    1,314,700          67,917,402
                                                                                                   ----------------
                                                                                                       205,960,302
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Koninklijke (Royal) Philips Electronics NV                                           5,365,900         134,933,028
-------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                           3,827,100         131,814,282
                                                                                                   ----------------
                                                                                                       266,747,310
-------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Amazon.com, Inc. 1                                                                   1,105,600          36,573,248
-------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                         4,500,000         148,545,000
-------------------------------------------------------------------------------------------------------------------
Great Universal Stores (The) plc                                                     1,925,290          30,267,078
                                                                                                   ----------------
                                                                                                       215,385,326
-------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Nikon Corp.                                                                          4,668,298          52,587,947
-------------------------------------------------------------------------------------------------------------------
MEDIA--6.0%
Grupo Televisa SA, Sponsored GDR                                                     1,689,790         104,919,061
-------------------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                                       1,950,712          49,455,934
-------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                          6,659,432          78,122,524
-------------------------------------------------------------------------------------------------------------------
Reed Elsevier plc                                                                    5,609,464          53,555,602
-------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                       23,017,786          58,710,134
-------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                      30,753,476         199,282,524
-------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                          16,273,086          91,930,057
-------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                        4,267,640          43,779,183
-------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                  19,807,207          70,891,349
                                                                                                   ----------------
                                                                                                       750,646,368
-------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Circuit City Stores, Inc./Circuit City Group                                         3,168,615          54,785,353
-------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                      2,060,800          40,700,800
-------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                        7,072,300         248,965,674
-------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA 1                                                      1,189,900          30,642,438
-------------------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                                29,662,194          83,180,736
-------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                          941,000          30,827,160
                                                                                                   ----------------
                                                                                                       489,102,161
-------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Coach, Inc. 1                                                                        2,304,800          77,372,136
-------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                    1,885,920         145,207,649
                                                                                                   ----------------
                                                                                                       222,579,785

CONSUMER STAPLES--6.6%
-------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Companhia de Bebidas das Americas, ADR                                                 438,740          11,170,320
-------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Companhia de Bebidas das Americas, ADR, Preference                                   2,193,700     $    67,785,330
-------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                            11,224,300          67,059,848
-------------------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                                     15,504,400          48,472,439
                                                                                                   ----------------
                                                                                                       194,487,937
-------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                               13,037,188         124,105,793
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Hindustan Lever Ltd.                                                                22,184,700          83,482,850
-------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                7,844,464         230,484,374
                                                                                                   ----------------
                                                                                                       313,967,224
-------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                                                         2,019,300         102,237,159
-------------------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                                    2,835,200          35,788,297
                                                                                                   ----------------
                                                                                                       138,025,456
-------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                                                     518,000          33,493,880
-------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                               478,800          18,165,215
                                                                                                   ----------------
                                                                                                        51,659,095

ENERGY--9.1%
-------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.7%
GlobalSantaFe Corp.                                                                  3,500,200         142,808,160
-------------------------------------------------------------------------------------------------------------------
Technip SA                                                                           2,722,680         126,391,080
-------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                   3,549,700         191,577,309
                                                                                                   ----------------
                                                                                                       460,776,549
-------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.4%
BP plc, ADR                                                                          1,590,356          99,206,407
-------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                           1,284,000          70,928,160
-------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                        1,830,634         102,369,053
-------------------------------------------------------------------------------------------------------------------
Encana Corp.                                                                         2,773,312         109,397,787
-------------------------------------------------------------------------------------------------------------------
ENI SpA                                                                              2,117,300          54,359,163
-------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                   3,946,165         156,951,208
-------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                                        423,700          10,972,699
-------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                           784,530          18,419,988
-------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                     226,540          53,051,832
                                                                                                   ----------------
                                                                                                       675,656,297

FINANCIALS--17.1%
-------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Credit Suisse Group                                                                  1,491,770          58,526,603
-------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                 2,719,400         123,977,446
                                                                                                   ----------------
                                                                                                       182,504,049
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.0%
Anglo Irish Bank Corp.                                                               5,892,684          73,093,413
-------------------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                                           1,846,825          30,477,770
-------------------------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                                                    1,759,796          45,786,981
-------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                    7,803,043         125,515,426
-------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                       4,665,950         101,951,008
-------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                             23,970,200          44,521,554
-------------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Royal Bank of Scotland Group plc (The)                                               7,156,082     $   215,497,448
-------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                              1,108,059         112,239,454
                                                                                                   ----------------
                                                                                                       749,083,054
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
3i Group plc                                                                         4,564,662          55,450,179
-------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                 2,293,800         122,098,974
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                        795,933          36,795,983
-------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                               1,882,500          62,380,788
-------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                3,098,015          41,870,561
-------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                 3,000,000         105,960,000
-------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                           3,000,000          78,480,000
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                       2,745,500         144,056,385
-------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                               3,476,100          39,210,408
                                                                                                   ----------------
                                                                                                       686,303,278
-------------------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                                                             2,531,071         113,518,534
-------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                           1,065,974         122,315,012
-------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                       28,320          78,828,720
-------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                  494,800          46,016,400
-------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                             1,461,839          69,810,806
-------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                      10,058,576          88,947,274
                                                                                                   ----------------
                                                                                                       519,436,746

HEALTH CARE--13.3%
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.5%
Affymetrix, Inc. 1                                                                   1,628,100          87,803,433
-------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                        1,787,300         108,060,158
-------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                               1,942,200          38,203,074
-------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals, Inc. 1                                                      1,011,800          12,789,152
-------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                    1,020,300          81,909,684
-------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                     967,700          58,149,093
-------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                              2,740,200         120,541,398
-------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                        1,197,700          13,869,366
-------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                                   1,138,000          10,549,260
-------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                  672,900          29,944,050
                                                                                                   ----------------
                                                                                                       561,818,668
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Essilor International SA                                                               693,140          47,216,500
-------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                        570,000          29,520,300
-------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                              1,260,528          16,981,833
-------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                  10,347,627         102,154,381
-------------------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                                                 960,000          10,281,022
                                                                                                   ----------------
                                                                                                       206,154,036
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                                                              1,279,000          63,924,420
-------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                     2,069,900          51,271,423
-------------------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quest Diagnostics, Inc.                                                              2,138,800     $   113,933,876
                                                                                                   ----------------
                                                                                                       229,129,719
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Chugai Pharmaceutical Co. Ltd.                                                       2,977,400          45,958,965
-------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                        625,900          34,868,889
-------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                          1,571,121          74,847,395
-------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                         2,584,390          71,277,476
-------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                    1,213,117         152,985,525
-------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                    2,707,728         221,678,959
-------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                  4,937,200          63,371,461
                                                                                                   ----------------
                                                                                                       664,988,670

INDUSTRIALS--7.1%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                                                           1,099,500          72,567,000
-------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                            3,747,600         123,933,132
-------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                              4,100,460         130,116,929
-------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                  925,500          60,037,185
-------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                 985,200          54,432,300
-------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                         2,271,600          88,864,992
                                                                                                   ----------------
                                                                                                       529,951,538
-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                                                            1,920,400          23,525,257
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Hutchison Whampoa Ltd.                                                               5,550,000          49,881,517
-------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                           1,547,699         112,626,450
                                                                                                   ----------------
                                                                                                       162,507,967
-------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy Industries Co. Ltd.                                                    1,345,000          67,205,343
-------------------------------------------------------------------------------------------------------------------
MARINE--0.5%
Peninsular & Oriental Steam Navigation Co.                                           9,864,252          56,069,983
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.4%
Macquarie Airports                                                                  17,385,177          47,407,390

INFORMATION TECHNOLOGY--19.0%
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc. 1                                                                3,609,900          68,985,189
-------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                      8,782,500         145,965,150
-------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                             1,688,500          42,516,430
-------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                       2,701,600          89,179,816
-------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                          112,818,900         360,421,613
                                                                                                   ----------------
                                                                                                       707,068,198
-------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
International Business Machines Corp.                                                1,320,281          97,964,850
-------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                            13,607,200          50,754,856
                                                                                                   ----------------
                                                                                                       148,719,706
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Hoya Corp.                                                                             589,300          67,697,951
-------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                          264,500          58,882,916
-------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                          871,000          44,028,341
-------------------------------------------------------------------------------------------------------------------


4               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nidec Corp.                                                                            201,100     $    21,176,362
-------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                            529,600          11,674,980
-------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                         5,520,000          59,134,108
                                                                                                   ----------------
                                                                                                       262,594,658
-------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo Japan Corp.                                                                       12,400          25,900,632
-------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                                                            3,000,333         162,708,110
-------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                                                            825,900          43,260,053
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Advanced Micro Devices, Inc. 1                                                       7,506,800         130,167,912
-------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                       1,648,100          32,665,342
-------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                         1,050,000          26,743,500
-------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                        703,300          33,561,476
-------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                         2,992,100          65,915,963
-------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                245,940         116,524,542
-------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                           620,600          16,265,926
-------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                         59,040,209         102,018,318
                                                                                                   ----------------
                                                                                                       523,862,979
-------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.1%
Cadence Design Systems, Inc. 1                                                       3,484,638          47,600,155
-------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                330,178          18,691,377
-------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                             445,400          13,573,636
-------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                       1,155,000          52,102,050
-------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                      5,040,200         125,198,568
-------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                      10,521,111          65,230,888
-------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                 814,429         141,750,852
-------------------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                                    1,330,100          47,010,589
                                                                                                   ----------------
                                                                                                       511,158,115

TELECOMMUNICATION SERVICES--7.0%
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
France Telecom SA                                                                    3,556,754         103,330,694
-------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                                        5,448,012          90,936,391
                                                                                                   ----------------
                                                                                                       194,267,085
-------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.4%
KDDI Corp.                                                                              33,663         155,703,895
-------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                             6,151,250         125,485,500
-------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                 164,311,494         400,379,180
                                                                                                   ----------------
                                                                                                       681,568,575

UTILITIES--1.1%
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de Portugal SA                                                             13,846,510          34,853,379
-------------------------------------------------------------------------------------------------------------------
Fortum Oyj                                                                           2,461,600          39,470,678
                                                                                                   ----------------
                                                                                                        74,324,057
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                                                      1,337,130           6,975,362
-------------------------------------------------------------------------------------------------------------------


5               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES CONTINUED
Hong Kong & China Gas Co. Ltd.                                                      31,331,400     $    63,703,014
                                                                                                   ----------------
                                                                                                        70,678,376
                                                                                                   ----------------
Total Common Stocks (Cost $9,251,816,800)                                                           12,414,726,355

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.88% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $35,550,160 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,260,871,334 (Cost $35,547,000)                                        $ 35,547,000          35,547,000
-------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $9,287,363,800)                                         99.5%     12,450,273,355
-------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                            0.5          56,466,522
                                                                                  ---------------------------------
Net Assets                                                                               100.0%    $12,506,739,877
                                                                                  =================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $27,262,855, which represents 0.22% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $10,281,022. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES        GROSS           GROSS          SHARES
                 SEPTEMBER 30, 2004    ADDITIONS      REDUCTIONS   JUNE 30, 2005
--------------------------------------------------------------------------------
Swiss Medical
SA                          960,000           --              --         960,000

                                                                        DIVIDEND
                                                           VALUE          INCOME
--------------------------------------------------------------------------------
Swiss Medical
SA                                                  $ 10,281,022        $     --


Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                          Value      Percent
--------------------------------------------------------------------------------
United States                                      $ 4,644,941,504         37.3%
United Kingdom                                       1,786,715,568         14.3
Japan                                                1,042,568,662          8.4
France                                                 988,689,031          7.9
Sweden                                                 651,257,848          5.2
Germany                                                489,611,102          3.9
India                                                  462,593,882          3.7
Canada                                                 336,159,801          2.7
Korea, Republic of South                               309,215,385          2.5
Brazil                                                 293,825,173          2.4


6               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Switzerland                                            286,359,523          2.3
Mexico                                                 220,451,348          1.8
Hong Kong                                              205,514,588          1.7
The Netherlands                                        134,933,028          1.1
Taiwan                                                 102,018,318          0.8
Australia                                               77,885,160          0.6
Ireland                                                 73,093,413          0.6
Norway                                                  59,134,108          0.5
Singapore                                               58,710,134          0.5
Italy                                                   54,359,163          0.4
Finland                                                 50,443,377          0.4
Bermuda                                                 46,016,400          0.4
Portugal                                                34,853,379          0.3
Spain                                                   30,642,438          0.2
Argentina                                               10,281,022          0.1
                                                   -----------------------------
Total                                              $12,450,273,355        100.0%
                                                   =============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $9,291,609,272
                                                      ===============

Gross unrealized appreciation                         $3,432,028,131
Gross unrealized depreciation                           (273,364,048)
                                                      ---------------
Net unrealized appreciation                           $3,158,664,083
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer- supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available


7               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


8               |               Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                              EXPIRATION       CONTRACT AMOUNT         VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                DATE                (000S)           JUNE 30, 2005      DEPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japanese Yen (JPY)                7/1/05             1,749,111 JPY        $ 15,770,543          $ 90,546

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                       UNREALIZED
                              ACQUISITION                      VALUATION AS OF       APPRECIATION
SECURITY                            DATES              COST      JUNE 30, 2005     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Nektar Therapeutics               6/25/03       $14,307,000        $16,981,833       $  2,674,833
Swiss Medical SA          5/19/94-7/10/02        30,390,000         10,281,022        (20,108,978)
                                                --------------------------------------------------
                                                $44,697,000        $27,262,855       $(17,434,145)
                                                ==================================================


9               |               Oppenheimer Global Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005